Acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Motion Tech Automation, LLC
Acquisitions
Schedule of Finite-Lived Intangible Assets Acquired	The preliminary fair value and weighted average useful lives of the acquired definite-lived intangible assets are as follows:

(in millions)	Fair Value	Weighted Average Useful Life (in years)
Technologies	$2.3	9
Customer relationships	1.0	9
Trade names	1.0	5
Total	$4.3

Providien
Acquisitions
Summary of consideration transferred and the allocation of the consideration to acquired assets and assumed liabilities	The following table summarizes the consideration transferred to acquire Providien and the allocation of the purchase price among the assets acquired and liabilities assumed. The acquisition has been accounted for using the acquisition method of accounting which requires that consideration be allocated to the acquired assets and assumed liabilities based upon their acquisition date fair values with the remainder allocated to goodwill.

	Preliminary Allocation	Measurement Period Adjustments	Final Allocation
(in millions)	As of 11/20/2019		As of 11/20/2020
Total cash consideration transferred	$332.1	$(0.8)	$331.3
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	3.4	—	3.4
Receivables, net	9.8	—	9.8
Inventories, net	2.7	(0.3)	2.4
Contract assets	29.1	(4.5)	24.6
Prepaid expenses and other current assets	2.3	(0.9)	1.4
Property, plant and equipment	12.9	—	12.9
Definite-lived intangible assets	135.4	(2.7)	132.7
Other long-term assets	7.1	(0.3)	6.8
Accounts payable	(6.0)	0.2	(5.8)
Income tax payable	(0.7)	0.8	0.1
Accrued and other current liabilities	(7.0)	—	(7.0)
Other long-term liabilities	(8.1)	1.1	(7.0)
Deferred income taxes	(27.1)	8.1	(19.0)
Total identifiable net assets	153.8	1.5	155.3
Goodwill	$178.3	$(2.3)	$176.0

Schedule of Finite-Lived Intangible Assets Acquired	The fair values and weighted average useful lives of the acquired definite-lived intangible assets are as follows:

(in millions)	Fair Value	Weighted Average Useful Life (in years)
Customer relationships	$108.7	14
Technologies	19.5	7
Trade names	4.4	2
Total	$132.6

Petersen Aluminum
Acquisitions
Summary of consideration transferred and the allocation of the consideration to acquired assets and assumed liabilities

	Preliminary Allocation	Measurement Period Adjustments	Final Allocation
(in millions)	As of 1/11/2019		As of 1/11/2020
Total cash consideration transferred	$207.2	$—	$207.2
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	5.2	—	5.2
Receivables, net	11.5	—	11.5
Inventories, net	39.5	(0.3)	39.2
Prepaid expenses and other current assets	2.1	—	2.1
Property, plant and equipment	17.8	—	17.8
Definite-lived intangible assets	109.3	0.8	110.1
Other long-term assets	9.5	—	9.5
Accounts payable	(5.9)	—	(5.9)
Income tax payable	1.7	—	1.7
Accrued and other current liabilities	(8.7)	—	(8.7)
Other long-term liabilities	(12.4)	(0.1)	(12.5)
Deferred income taxes	(25.4)	(0.2)	(25.6)
Total identifiable net assets	144.2	0.2	144.4
Goodwill	$63.0	$(0.2)	$62.8